Risk Management and Financial Instruments - Fair Value of Non-Derivative Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Senior notes
Carrying and fair values of non-derivative financial instruments
Less: unamortized debt issue costs and other	$ (26)	$ (28)
Junior subordinated notes
Carrying and fair values of non-derivative financial instruments
Less: unamortized debt issue costs and other	(14)	(13)
Level II | Carrying Amount
Carrying and fair values of non-derivative financial instruments
Senior unsecured notes	(4,682)	(4,629)
Junior subordinated notes	(1,086)	(1,087)
Level II | Fair Value
Carrying and fair values of non-derivative financial instruments
Senior unsecured notes	(4,745)	(4,598)
Junior subordinated notes	$ (1,165)	$ (1,135)